UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08850

                                ICAP Funds, Inc.
               (Exact name of registrant as specified in charter)

                        225 West Wacker Drive, Suite 2400
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)

                                Pamela H. Conroy
                        Institutional Capital Corporation
                        225 West Wacker Drive, Suite 2400
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

                                   Copies to:

                                  Carol A. Gehl
                              Godfrey & Kahn, S.C.
                             780 North Water Street
                           Milwaukee, Wisconsin 53202

         Registrant's telephone number, including area code 312-424-9100

                   Date of fiscal year end: December 31, 2003

                   Date of reporting period: December 31, 2003

Item 1 - Reports to Stockholders

ICAP FUNDS
                                                                   ANNUAL REPORT

                                                  DECEMBER 31, 2003
                                                  ------------------------------
                                                  DISCRETIONARY EQUITY PORTFOLIO
                                                  EQUITY PORTFOLIO
                                                  SELECT EQUITY PORTFOLIO
                                                  EURO SELECT EQUITY PORTFOLIO

                                                                (LOGO)
                                                                 ICAP
                                                       Institutional Capital(R)

TABLE OF CONTENTS

Letter to Shareholders..................................................1

Investment Highlights and Schedules of Investments
  Discretionary Equity Portfolio........................................3
  Equity Portfolio......................................................7
  Select Equity Portfolio..............................................11
  Euro Select Equity Portfolio.........................................14

Statements of Assets and Liabilities...................................17

Statements of Operations...............................................18

Statements of Changes in Net Assets
  Discretionary Equity Portfolio.......................................19
  Equity Portfolio.....................................................20
  Select Equity Portfolio..............................................21
  Euro Select Equity Portfolio.........................................22

Financial Highlights
  Discretionary Equity Portfolio.......................................23
  Equity Portfolio.....................................................24
  Select Equity Portfolio..............................................25
  Euro Select Equity Portfolio.........................................26

Notes to Financial Statements..........................................27

Report of Independent Auditors.........................................31

Directors and Officers.................................................32

DECEMBER 2003

               (PHOTO)
            ROBERT H. LYON
PRESIDENT AND CHIEF INVESTMENT OFFICER

Dear Fellow Shareholders:

In retrospect, 2003 turned out to be much better than expected. But that only came after a very tough first 10 weeks of the year. By March 12, the S&P 500/R was down nearly 10% and the MSCI-Europe was down nearly 20%; prospects for a fourth down year in a row were looming on the horizon. But then the cavalry showed up (literally). First, Baghdad fell, then the Fed cut the funds rate to 1% and finally Congress passed a major tax cut with key provisions reducing both the rate on dividends and long-term capital gains. This triple play produced a huge rally in lower quality stocks and bonds, and a significant gain in the broader averages highlighted by rotation into more cyclical sectors. Our Portfolios fully participated in this move with 2003 performance for the ICAP Euro Select Equity up 41.85%, the ICAP Select Equity up 40.68%, and the ICAP Discretionary Equity up 29.44% and the ICAP Equity up 28.83%.

The U.S. economy is entering the new year with a full head of steam. The economy is making a fairly seamless hand off from the consumer to the industrial sector. While autos and housing continue on their high plateau, orders for equipment are picking up, exports are improving and inventories are just beginning to be rebuilt. The Fed has pledged to keep interest rates low and the full impact of the massive bout of fiscal stimulus has yet to fully play out. Corporate profits have rebounded nicely and this is already leading to higher capital spending and employment. This broad-based economic strength will likely carry the U.S. economy to above-average growth through the first half of this year, and perhaps well into the first half of 2005.

The U.S. stock market has, however, discounted much of this good news. But with profits rising at a double-digit rate in 2004, with interest rates remaining very low, and with literally trillions of dollars parked on the sidelines earning low returns, the path of least resistance for the market will remain upward through the first half of 2004. As 2004 progresses, we would expect a shift in leadership away from lower quality companies toward better quality and more multinational firms. Higher quality companies have become significantly undervalued, and generally fare better after the rate of growth in GDP hits its peak (this should occur by the middle of 2004). However, despite robust volume growth, pricing for most businesses remains challenging and we believe that this is a phenomenon that is unlikely to change. Our view is that better quality companies, with strong regional or global franchises, will be better able to defend their margins as growth ultimately ebbs.

While the outlook for 2004 looks superficially healthy, many long-term issues have merely been postponed, not resolved. The downside to the huge market returns of 2003, powered by unsustainably strong monetary and fiscal stimulus, is that there will be fewer degrees of freedom to maneuver for policy shapers in any post-2004 slowdowns. With a current account deficit and federal budget deficit both approximating 4% to 5% of GDP, the U.S. has a serious imbalance between savings and investment. Eventually either short-term interest rates are going to go up, or the dollar will come down more. It is unrealistic to believe that other countries will continue to accept negative real returns, and currency risk, on a huge and growing volume of U.S. paper.

When the U.S. economy does slow down, farther out in time, it will have ripple effects across Asia and Latin America. Unfortunately, our reflation options at that point will be more limited. Given the continued growth in global capacity, pricing in this future environment will be difficult, and firms that have not rebuilt strong balance sheets will be endangered. Consequently, although we do expect the global pie to continue to grow, it is likely to be divided to favor low cost producers and those franchises with some degree of brand or intellectual property protection (and that list will likely contract over time). We expect there will be lots of opportunities for stock picking over the next couple of years, but unlike 2003, not all of the boats will float.

The ICAP Funds are positioned to benefit from the economic momentum that we expect in 2004, but we are also thinking ahead with our "plan B" for the more difficult period that lies beyond. The current ICAP Equity Portfolio has pro-cyclical bets on strength in advertising (Clear Channel Communications and Gannett), capital markets (Citigroup, Morgan Stanley and Goldman Sachs) and energy (BP, ConocoPhillips, Occidental Petroleum and Noble Corp.). In addition, we have an overweight in cable television as that industry continues to benefit from strength in digital television, as well as the emerging market for voice over internet telephony (with positions in Comcast, Time Warner and Liberty Media). Following on this trend to "higher horsepower homes" we own stocks in companies such as Philips Electronics and Hewlett-Packard that will benefit as American homes become more like our offices. Finally, the Portfolio has holdings that reflect a "return of the damned" theme - Tyco International, Cendant, Time Warner, and Motorola - that, while still somewhat undervalued, do have world-class franchises, have much improved balance sheets and in some cases major infusions of new management talent.

In general, across all of our investments, we continue to scout for sectors that have curtailed previous over-investment, that generate significant free cash flow, that have minimal or reduced exposure to credit downgrades, pension hits and dilutive options issuance. We continue to look for multinational companies that can benefit from growth in China, India and other fast growing economies. We also expect to continue to exploit pockets of opportunity among European multinationals where we can get comparable growth to U.S. counterparts, but where valuations are lower. On the flip-side, we continue to have low exposure to technology stocks where valuations, once again, make no sense, as well as companies that are highly dependent upon discretionary consumer spending in the U.S. While we are optimistic about the near-term outlook for the U.S. economy and stock market, we do want to be realistic about the challenges to achieving above average absolute returns down the road.

We appreciate your continued support of the ICAP Funds.

                                                                      Sincerely,

                                                              /R/ Robert H. Lyon

                                                                  Robert H. Lyon
                                          President and Chief Investment Officer

Past performance is not a guarantee of future results. Return and share price will fluctuate, and redemption value may be more or less than your original investment. Please read the prospectus carefully before investing. The ICAP Funds are actively managed. The stocks mentioned may or may not be held in any of the ICAP Funds at any given time.

DISCRETIONARY EQUITY PORTFOLIO
INVESTMENT HIGHLIGHTS
December 31, 2003

FUND DESCRIPTION
The Discretionary Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio may invest up to 20% of its net assets in cash and cash equivalents for any purpose, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio will typically hold between 40 and 45 securities.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                        SINCE
                                                                      INCEPTION
                                     1 YEAR     3 YEAR     5 YEAR     (12/31/94)
--------------------------------------------------------------------------------
DISCRETIONARY EQUITY PORTFOLIO       29.44%    (1.80)%      3.33%       12.27%

GROWTH OF $10,000



                   DISCRETIONARY           S&P 500          S&P/BARRA
DATE             EQUITY PORTFOLIO           INDEX          VALUE INDEX
----             ----------------       -----------        -----------

12/31/94            10,000                 10,000             10,000
12/31/95            13,521                 13,758             13,700
12/31/96            16,976                 16,917             16,713
12/31/97            21,831                 22,560             21,725
12/31/98            24,053                 29,008             24,913
12/31/99            27,625                 35,112             28,082
12/31/00            29,924                 31,915             29,790
12/31/01            29,135                 28,122             26,301
12/31/02            21,888                 21,907             20,817
12/31/03            28,332                 28,191             27,434


This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
December 31, 2003

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                       VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  99.0%

                 BASIC INDUSTRIES  4.6%
       8,300     Air Products & Chemicals, Inc.                     $  438,489
      26,150     Alcan Inc.                                          1,227,743
      42,450     Du Pont (EI) de Nemours & Co.                       1,948,030
                                                               ---------------
                                                                     3,614,262
                                                               ---------------
                 CAPITAL SPENDING  7.2%
       3,550     Deere & Co.                                           230,928
      29,750     Lockheed Martin Corp.                               1,529,150
      61,200     Tyco International Ltd.                             1,621,800
      24,288     United Technologies Corp.                           2,301,774
                                                               ---------------
                                                                     5,683,652
                                                               ---------------
                 COMMUNICATIONS  6.0%
      81,900     BellSouth Corp.                                     2,317,770
      72,014     Comcast Corp. Class A*                              2,367,100
                                                               ---------------
                                                                     4,684,870
                                                               ---------------
                 CONSUMER DURABLES  1.8%
       3,650     Johnson Controls Inc.                                 423,838
      36,950     Masco Corp.                                         1,012,799
                                                               ---------------
                                                                     1,436,637
                                                               ---------------
                 CONSUMER SERVICES  12.3%
     112,800     Cendant Corp.*                                      2,512,056
      45,900     Clear Channel Communications, Inc.                  2,149,497
      20,086     Gannett Co., Inc.                                   1,790,868
     157,900     Liberty Media Corp. Class A*                        1,877,431
      73,650     Time Warner, Inc.*                                  1,324,963
                                                               ---------------
                                                                     9,654,815
                                                               ---------------
                 CONSUMER STAPLES  5.0%
      26,450     Clorox Co.                                          1,284,412
      16,800     Estee Lauder Cos., Inc.                               659,568
      42,900     PepsiCo, Inc.                                       1,999,998
                                                               ---------------
                                                                     3,943,978
                                                               ---------------
See notes to financial statements.
* Non-income producing.

DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR (CONTINUED)
December 31, 2003

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                       VALUE
--------------------------------------------------------------------------------

                 ENERGY  11.1%
      65,450     BP plc ADR                                       $  3,229,958
      40,668     ConocoPhillips                                      2,666,601
      27,200     Noble Corp.*                                          973,216
      44,500     Occidental Petroleum Corp.                          1,879,680
                                                               ---------------
                                                                     8,749,455
                                                               ---------------
                 FINANCIAL  27.3%
      41,100     American International Group Inc.                   2,724,108
      44,100     Bank of America Corp.                               3,546,963
      76,817     Citigroup Inc.                                      3,728,697
      16,800     Goldman Sachs Group, Inc.                           1,658,664
      37,600     MBNA Corp.                                            934,360
      49,351     MetLife, Inc.                                       1,661,648
      39,700     Morgan Stanley                                      2,297,439
     134,304     Travelers Property Casualty Corp. Class A           2,253,621
      44,850     Wells Fargo & Co.                                   2,641,216
                                                               ---------------
                                                                    21,446,716
                                                               ---------------
                 HEALTHCARE  9.2%
      39,150     Abbott Laboratories                                 1,824,390
      33,100     Aventis SA ADR                                      2,193,206
      35,450     Caremark Rx, Inc.*                                    897,949
      16,300     MedImmune, Inc.*                                      414,020
      52,800     Pfizer Inc.                                         1,865,424
                                                               ---------------
                                                                     7,194,989
                                                               ---------------
                 RETAIL  3.7%
      16,800     Lowe's Cos., Inc.                                     930,552
      34,100     Staples, Inc.*                                        930,930
      27,650     Target Corp.                                        1,061,760
                                                               ---------------
                                                                     2,923,242
                                                               ---------------
                 TECHNOLOGY  5.9%
       9,000     Agilent Technologies, Inc.*                           263,160
      59,251     Hewlett-Packard Co.                                 1,360,995
      77,700     Motorola, Inc.                                      1,093,239
      65,224     Philips Electronics NV                              1,897,366
                                                               ---------------
                                                                     4,614,760
                                                               ---------------

See notes to financial statements.
* Non-income producing.

DISCRETIONARY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR (CONTINUED)
December 31, 2003

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                       VALUE
--------------------------------------------------------------------------------

                 UTILITIES  4.9%
      38,300     Entergy Corp.                                   $   2,188,079
      37,650     Public Service Enterprise Group, Inc.               1,649,070
                                                               ---------------
                                                                     3,837,149
                                                               ---------------
                 TOTAL COMMON STOCKS
                   (cost $61,128,888)                               77,784,525
                                                               ---------------

PRINCIPAL
  AMOUNT
---------

                 SHORT-TERM INVESTMENT  1.1%

                 VARIABLE RATE DEMAND DEPOSIT  1.1%
    $880,679     UMB Bank Money Market Fiduciary                       880,679
                                                               ---------------
                 TOTAL SHORT-TERM INVESTMENT
                   (cost $880,679)                                     880,679
                                                               ---------------
                 TOTAL INVESTMENTS  100.1%
                   (cost $62,009,567)                               78,665,204
                 Liabilities, less Cash
                 and Other Assets  (0.1)%                            (111,193)
                                                               ---------------

                 NET ASSETS  100.0%                                $78,554,011
                                                               ===============

See notes to financial statements.

EQUITY PORTFOLIO
INVESTMENT HIGHLIGHTS
December 31, 2003

FUND DESCRIPTION
The Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio intends to be virtually fully invested in equity securities at all times. The Portfolio will typically hold between 40 and 45 securities.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                   SINCE
                                                                 INCEPTION
                           1 YEAR      3 YEAR       5 YEAR       (12/31/94)
--------------------------------------------------------------------------------
EQUITY PORTFOLIO           28.83%      (1.19)%      3.88%          13.19%

GROWTH OF $10,000


                   DISCRETIONARY           S&P 500          S&P/BARRA
DATE             EQUITY PORTFOLIO           INDEX          VALUE INDEX
----             ----------------       -----------        -----------

12/31/94            10,000                 10,000             10,000
12/31/95            13,521                 13,758             13,700
12/31/96            16,976                 16,917             16,713
12/31/97            21,831                 22,560             21,725
12/31/98            24,053                 29,008             24,913
12/31/99            27,625                 35,112             28,082
12/31/00            29,924                 31,915             29,790
12/31/01            29,135                 28,122             26,301
12/31/02            21,888                 21,907             20,817
12/31/03            30,507                 28,191             27,434

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
December 31, 2003

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                       VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  99.1%

                 BASIC INDUSTRIES  4.6%
     113,000     Air Products & Chemicals, Inc.                    $ 5,969,790
     355,700     Alcan Inc.                                         16,700,115
     577,250     Du Pont (EI) de Nemours & Co.                      26,490,002
                                                               ---------------
                                                                    49,159,907
                                                               ---------------
                 CAPITAL SPENDING  7.2%
      63,400     Deere & Co.                                         4,124,170
     403,600     Lockheed Martin Corp.                              20,745,040
     807,200     Tyco International Ltd.                            21,390,800
     327,644     United Technologies Corp.                          31,050,822
                                                               ---------------
                                                                    77,310,832
                                                               ---------------
                 COMMUNICATIONS  5.9%
   1,106,400     BellSouth Corp.                                    31,311,120
     978,172     Comcast Corp. Class A*                             32,152,514
                                                               ---------------
                                                                    63,463,634
                                                               ---------------
                 CONSUMER DURABLES  1.9%
      48,000     Johnson Controls Inc.                               5,573,760
     561,250     Masco Corp.                                        15,383,863
                                                               ---------------
                                                                    20,957,623
                                                               ---------------
                 CONSUMER SERVICES  12.1%
   1,502,900     Cendant Corp.*                                     33,469,583
     626,000     Clear Channel Communications, Inc.                 29,315,580
     270,963     Gannett Co., Inc.                                  24,159,061
   2,164,100     Liberty Media Corp. Class A*                       25,731,149
     995,050     Time Warner, Inc.*                                 17,900,950
                                                               ---------------
                                                                   130,576,323
                                                               ---------------
                 CONSUMER STAPLES  4.7%
     322,350     Clorox Co.                                         15,653,316
     228,000     Estee Lauder Cos., Inc.                             8,951,280
     565,600     PepsiCo, Inc.                                      26,368,272
                                                               ---------------
                                                                    50,972,868
                                                               ---------------

See notes to financial statements.
* Non-income producing.

EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR (CONTINUED)
December 31, 2003

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                       VALUE
--------------------------------------------------------------------------------

                 ENERGY  11.1%
     893,350     BP plc ADR                                       $ 44,086,822
     563,038     ConocoPhillips                                     36,918,402
     368,600     Noble Corp.*                                       13,188,508
     611,000     Occidental Petroleum Corp.                         25,808,640
                                                               ---------------
                                                                   120,002,372
                                                               ---------------
                 FINANCIAL  27.5%
     558,500     American International Group Inc.                  37,017,380
     609,950     Bank of America Corp.                              49,058,278
   1,059,095     Citigroup Inc.                                     51,408,471
     233,700     Goldman Sachs Group, Inc.                          23,073,201
     588,050     MBNA Corp.                                         14,613,043
     683,259     MetLife, Inc.                                      23,005,331
     537,300     Morgan Stanley                                     31,093,551
   1,756,335     Travelers Property Casualty Corp. Class A          29,471,301
     651,000     Wells Fargo & Co.                                  38,337,390
                                                               ---------------
                                                                   297,077,946
                                                               ---------------
                 HEALTHCARE  9.2%
     532,700     Abbott Laboratories                                24,823,820
     443,550     Aventis SA ADR                                     29,389,623
     512,600     Caremark Rx, Inc.*                                 12,984,158
     239,250     MedImmune, Inc.*                                    6,076,950
     727,750     Pfizer Inc.                                        25,711,408
                                                               ---------------
                                                                    98,985,959
                                                               ---------------
                 RETAIL  4.2%
     289,100     Lowe's Cos., Inc.                                  16,013,249
     498,350     Staples, Inc.*                                     13,604,955
     410,226     Target Corp.                                       15,752,678
                                                               ---------------
                                                                    45,370,882
                                                               ---------------
                 TECHNOLOGY  5.9%
     119,900     Agilent Technologies, Inc.*                         3,505,876
     853,019     Hewlett-Packard Co.                                19,593,846
   1,066,700     Motorola, Inc.                                     15,008,469
     880,800     Philips Electronics NV                             25,622,472
                                                               ---------------
                                                                    63,730,663
                                                               ---------------
See notes to financial statements.
* Non-income producing.

EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR (CONTINUED)
December 31, 2003

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                       VALUE
--------------------------------------------------------------------------------

                 UTILITIES  4.8%
     520,500     Entergy Corp.                                  $   29,736,165
     513,200     Public Service Enterprise Group, Inc.              22,478,160
                                                               ---------------
                                                                    52,214,325
                                                               ---------------
                 TOTAL COMMON STOCKS
                   (cost $845,556,682)                           1,069,823,334
                                                               ---------------

PRINCIPAL
  AMOUNT
----------

                 SHORT-TERM INVESTMENT  1.4%

                 VARIABLE RATE DEMAND DEPOSIT  1.4%
 $15,803,005     UMB Bank Money Market Fiduciary                    15,803,005
                                                               ---------------

                 TOTAL SHORT-TERM INVESTMENT
                   (cost $15,803,005)                               15,803,005
                                                               ---------------

                 TOTAL INVESTMENTS  100.5%
                   (cost $861,359,687)                           1,085,626,339

                 Liabilities, less Cash
                 and Other Assets  (0.5)%                          (5,726,172)
                                                               ---------------

                 NET ASSETS  100.0%                             $1,079,900,167
                                                               ===============

See notes to financial statements.

SELECT EQUITY PORTFOLIO
INVESTMENT HIGHLIGHTS
December 31, 2003

FUND DESCRIPTION
The Select Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio will concentrate its investments in fewer securities than the Discretionary Equity and Equity Portfolios, typically holding between 15 and 25 securities.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                   SINCE
                                                                 INCEPTION
                             1 YEAR       3 YEAR      5 YEAR     (12/31/97)
--------------------------------------------------------------------------------
SELECT EQUITY PORTFOLIO      40.68%       1.47%        7.78%       9.01%

GROWTH OF $10,000

                     SELECT               S&P 500           S&P/BARRA
DATE            EQUITY PORTFOLIO           INDEX         VALUE INDEX
----            ----------------      -------------        -----------

12/31/97            10,000                10,000             10,000
12/31/98            11,533                12,858             11,467
12/31/99            14,666                15,564             12,926
12/31/00            16,058                14,146             13,713
12/31/01            15,802                12,465             12,107
12/31/02            11,925                 9,710              9,582
12/31/03            16,776                12,496             12,628

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
December 31, 2003

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                       VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  97.0%

                 BASIC INDUSTRIES  2.8%
      20,350     Rio Tinto plc ADR                               $   2,265,159
                                                               ---------------
                 CAPITAL SPENDING  7.7%
       4,000     Deere & Co.                                           260,200
     136,200     Tyco International Ltd.                             3,609,300
      24,800     United Technologies Corp.                           2,350,296
                                                               ---------------
                                                                     6,219,796
                                                               ---------------
                 COMMUNICATIONS  4.9%
     120,100     Comcast Corp. Class A*                              3,947,687
                                                               ---------------
                 CONSUMER SERVICES  16.2%
     174,350     Cendant Corp.*                                      3,882,774
      26,400     Gannett Co., Inc.                                   2,353,824
     293,600     Liberty Media Corp. Class A*                        3,490,904
     186,750     Time Warner, Inc.*                                  3,359,632
                                                               ---------------
                                                                    13,087,134
                                                               ---------------
                 ENERGY  11.2%
      68,300     BP plc ADR                                          3,370,605
      51,400     ConocoPhillips                                      3,370,298
      54,550     Occidental Petroleum Corp.                          2,304,192
                                                               ---------------
                                                                     9,045,095
                                                               ---------------
                 FINANCIAL  26.5%
      58,450     American International Group Inc.                   3,874,066
      76,900     Bank of America Corp.                               6,185,067
      79,633     Citigroup Inc.                                      3,865,386
      64,150     Morgan Stanley                                      3,712,360
     230,397     Travelers Property Casualty Corp. Class A           3,866,062
                                                               ---------------
                                                                    21,502,941
                                                               ---------------
                 HEALTHCARE  10.1%
      47,750     Abbott Laboratories                                 2,225,150
      56,100     Aventis SA ADR                                      3,717,186
      88,700     Caremark Rx, Inc.*                                  2,246,771
                                                               ---------------
                                                                     8,189,107
                                                               ---------------
                 RETAIL  3.5%
      73,650     Target Corp.                                        2,828,160
                                                               ---------------

See notes to financial statements.
* Non-income producing.

SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR (CONTINUED)
December 31, 2003


--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                       VALUE
--------------------------------------------------------------------------------

                 TECHNOLOGY  9.9%
     122,250     Hewlett-Packard Co.                               $ 2,808,082
     179,700     Motorola, Inc.                                      2,528,379
      93,550     Philips Electronics NV                              2,721,370
                                                               ---------------
                                                                     8,057,831
                                                               ---------------
                 UTILITIES  4.2%
      60,000     Entergy Corp.                                       3,427,800
                                                               ---------------
                 TOTAL COMMON STOCKS
                   (cost $68,501,845)                               78,570,710
                                                               ---------------

PRINCIPAL
  AMOUNT
----------

                 SHORT-TERM INVESTMENT  6.0%

                 VARIABLE RATE DEMAND DEPOSIT  6.0%
  $4,890,379     UMB Bank Money Market Fiduciary                     4,890,379
                                                               ---------------

                 TOTAL SHORT-TERM INVESTMENT
                   (cost $4,890,379)                                 4,890,379
                                                               ---------------

                 TOTAL INVESTMENTS  103.0%
                   (cost $73,392,224)                               83,461,089
                 Liabilities, less Cash and
                 Other Assets  (3.0)%                              (2,440,272)
                                                               ---------------

                 NET ASSETS  100.0%                                $81,020,817
                                                               ===============

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
INVESTMENT HIGHLIGHTS
December 31, 2003

FUND DESCRIPTION
The Euro Select Equity Portfolio invests primarily in equity securities, predominantly American Depositary Receipts ("ADRs") of established companies, headquartered primarily in Europe, with market capitalizations of at least $2 billion. The Portfolio will typically hold between 15 and 25 securities.

AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                                                   SINCE
                                                                 INCEPTION
                                 1 YEAR     3 YEAR    5 YEAR     (12/31/97)
--------------------------------------------------------------------------------
EURO SELECT EQUITY PORTFOLIO     41.85%      1.77%     4.13%       7.69%

GROWTH OF $10,000


                      EURO                 MORGAN STANLEY
                  SELECT EQUITY        CAPITAL INTERNATIONAL
DATE                PORTFOLIO              EUROPE INDEX
----             -------------          --------------------

12/31/97            10,000                       10,000
12/31/98            12,740                       12,853
12/31/99            15,546                       14,896
12/31/00            14,798                       13,646
12/31/01            13,473                       10,930
12/31/02            10,998                        8,921
12/31/03            15,600                       12,359

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading.

A direct investment in this Index is not possible.

EURO SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR
December 31, 2003


--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                       VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS  96.1%

                 BASIC INDUSTRIES  8.9%
      37,650     BASF AG ADR                                        $2,098,988
      72,100     Rio Tinto plc                                       1,991,591
                                                               ---------------
                                                                     4,090,579
                                                               ---------------
                 CAPITAL SPENDING  4.5%
     211,450     Investor AB Class B                                 2,042,413
                                                               ---------------
                 COMMUNICATIONS  7.5%
      45,550     France Telecom SA ADR                               1,302,275
      84,700     Vodafone Group plc ADR                              2,120,888
                                                               ---------------
                                                                     3,423,163
                                                               ---------------
                 CONSUMER SERVICES  8.7%
      37,850     Groupe Bruxelles Lambert SA                         2,132,643
     373,300     Rank Group plc                                      1,866,166
                                                               ---------------
                                                                     3,998,809
                                                               ---------------
                 CONSUMER STAPLES  8.0%
      31,350     Diageo plc ADR                                      1,657,161
      32,200     Nestle SA ADR                                       2,011,280
                                                               ---------------
                                                                     3,668,441
                                                               ---------------
                 ENERGY  12.2%
      37,550     BP plc ADR                                          1,853,093
      21,700     ENI SpA ADR                                         2,061,066
      18,000     Total SA ADR                                        1,665,180
                                                               ---------------
                                                                     5,579,339
                                                               ---------------
                 FINANCIAL  25.1%
      88,550     ABN AMRO Holding NV ADR                             2,079,154
      53,700     Credit Suisse Group ADR                             1,950,921
      24,700     Deutsche Boerse AG                                  1,355,260
      88,500     ING Groep NV ADR                                    2,071,785
      68,300     Royal Bank of Scotland Group plc                    2,012,564
      29,550     UBS AG ADR                                          2,009,104
                                                               ---------------
                                                                    11,478,788
                                                               ---------------
                 HEALTHCARE  8.0%
      27,739     Aventis SA ADR                                      1,837,986
      39,500     GlaxoSmithKline plc ADR                             1,841,490
                                                               ---------------
                                                                     3,679,476
                                                               ---------------

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS BY SECTOR (CONTINUED)
December 31, 2003

--------------------------------------------------------------------------------
    NUMBER
   OF SHARES                                                       VALUE
--------------------------------------------------------------------------------

                 RETAIL  4.3%
     422,500     Tesco plc                                       $   1,949,505
                                                               ---------------
                 TECHNOLOGY  4.4%
      68,716     Philips Electronics NV                              1,998,948
                                                               ---------------
                 UTILITIES  4.5%
      31,150     E.ON AG ADR                                         2,038,456
                                                               ---------------
                 TOTAL COMMON STOCKS
                   (cost $36,468,415)                               43,947,917
                                                               ---------------

PRINCIPAL
  AMOUNT
----------

                 SHORT-TERM INVESTMENT  8.5%

                 VARIABLE RATE DEMAND DEPOSIT  8.5%
  $3,874,645     UMB Bank Money Market Fiduciary                     3,874,645
                                                               ---------------
                 TOTAL SHORT-TERM INVESTMENT
                   (cost $3,874,645)                                 3,874,645
                                                               ---------------
                 TOTAL INVESTMENTS  104.6%
                   (cost $40,343,060)                               47,822,562

                 Liabilities, less Cash
                 and Other Assets  (4.6)%                          (2,107,950)
                                                               ---------------

                 NET ASSETS  100.0%                                $45,714,612
                                                               ===============

EURO SELECT EQUITY PORTFOLIO COUNTRY COMPOSITION AS OF DECEMBER 31, 2003:
-------------------------------------------------------------------------

          COUNTRY                                 %
          -------------------------------------------
          United Kingdom                        34.8
          Netherlands                           14.0
          Switzerland                           13.6
          Germany                               12.5
          France                                10.9
          Belgium                                4.9
          Italy                                  4.7
          Sweden                                 4.6
          -------------------------------------------
          TOTAL                                100.0%
          -------------------------------------------

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

--------------------------------------------------------------------------------
                      DISCRETIONARY                     SELECT      EURO SELECT
                          EQUITY         EQUITY         EQUITY         EQUITY
                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------

ASSETS:
Investments, at cost    $62,009,567   $861,359,687    $73,392,224    $40,343,060
                       ============   ============   ============   ============

Investments, at value   $78,665,204  $1,085,626,339   $83,461,089    $47,822,562
Receivable for
 securities sold             80,563      1,076,095      1,418,267      2,035,345
Dividends and interest
 receivable                  49,023        660,185         40,880         10,354
Tax reclaim receivable        7,873         62,269              -         21,531
Receivable for fund
 shares sold                      -        553,475        555,358        261,540
Other assets                 10,607         18,284         12,653        163,925
                       ------------   ------------   ------------   ------------
  Total assets           78,813,270  1,087,996,647     85,488,247     50,315,257
                       ------------   ------------   ------------   ------------

LIABILITIES:
Payable for securities
 purchased                  164,360      5,471,982      4,284,626      4,540,926
Payable for fund
 shares redeemed              7,500      1,765,948        109,739            281
Accrued investment
 advisory fee                30,332        649,706         24,551          8,909
Accrued expenses and
 other liabilities           48,301        108,491         48,141         50,529
Dividends payable             8,766        100,353            373              -
                       ------------   ------------   ------------   ------------
  Total liabilities         259,259      8,096,480      4,467,430      4,600,645
                       ------------   ------------   ------------   ------------

NET ASSETS              $78,554,011  $1,079,900,167   $81,020,817    $45,714,612
                       ============   ============   ============   ============

NET ASSETS CONSIST OF:
Capital stock               $28,491       $264,118        $27,198        $18,892
Paid-in-capital in
 excess of par           68,248,568    967,670,598     76,443,939     40,375,706
Accumulated net realized
 loss on investments
 and foreign currency
 transactions           (6,378,685)  (112,301,201)    (5,519,185)    (2,159,488)
Net unrealized
 appreciation
 on investments          16,655,637    224,266,652     10,068,865      7,479,502
                       ------------   ------------   ------------   ------------

NET ASSETS              $78,554,011  $1,079,900,167   $81,020,817    $45,714,612
                       ============   ============   ============   ============

CAPITAL STOCK,
 $0.01 PAR VALUE
Authorized              100,000,000    100,000,000    100,000,000    100,000,000
Issued and outstanding    2,849,150     26,411,780      2,719,838      1,889,265

NET ASSET VALUE,
 REDEMPTION PRICE AND
 OFFERING PRICE
 PER SHARE                   $27.57         $40.89         $29.79         $24.20
                             ======         ======         ======         ======

See notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2003

--------------------------------------------------------------------------------
                      DISCRETIONARY                     SELECT      EURO SELECT
                          EQUITY        EQUITY          EQUITY         EQUITY
                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends(1)             $1,270,801    $17,488,392       $828,416       $666,867
Interest                      6,989         97,143          6,077          3,372
                       ------------   ------------   ------------   ------------
Total investment income   1,277,790     17,585,535        834,493        670,239
                       ------------   ------------   ------------   ------------

EXPENSES:
Investment advisory fees    555,810      7,673,399        396,478        198,892
Fund administration
 and accounting fees        102,529        346,835         84,070         58,625
Shareholder servicing        21,894         78,409         24,304         19,568
Federal and state
 registration fees           19,842         26,534         18,887         18,040
Legal fees                   19,675         19,675         19,678         19,678
Audit fees                   19,367         19,367         19,367         19,367
Custody fees                 18,684         93,572         12,688         25,273
Directors' fees
 and expenses                17,114         17,114         17,114         17,114
Reports to shareholders      10,520         33,877         11,142         10,432
Other                         4,823         13,807          3,635          3,883
                       ------------   ------------   ------------   ------------

Total expenses before
  waivers and
 reimbursements             790,258      8,322,589        607,363        390,872
Waivers and
  reimbursements of
 expenses by Adviser      (234,448)      (649,190)      (210,885)      (191,980)
                       ------------   ------------   ------------   ------------

Net expenses                555,810      7,673,399        396,478        198,892
                       ------------   ------------   ------------   ------------

NET INVESTMENT INCOME       721,980      9,912,136        438,015        471,347
                       ------------   ------------   ------------   ------------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain
 on investments           1,729,895     15,757,929      5,155,269      2,290,919
Change in net
  unrealized appreciation
 (depreciation)
 on investments          16,019,861    224,188,528     12,390,532      7,556,855
                       ------------   ------------   ------------   ------------

Net gain on investments  17,749,756    239,946,457     17,545,801      9,847,774
                       ------------   ------------   ------------   ------------

NET INCREASE IN
NET ASSETS RESULTING
FROM OPERATIONS         $18,471,736   $249,858,593    $17,983,816    $10,319,121
                       ============   ============   ============   ============


(1)  Net of $18,660, $251,937, $12,602 and $89,508 in foreign withholding taxes, respectively.

See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                           YEAR ENDED           YEAR ENDED
                                        DECEMBER 31, 2003   DECEMBER 31, 2002
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                          $721,980            $715,812
Net realized gain (loss) on investments       1,729,895         (7,233,346)
Change in net unrealized appreciation
  on investments                             16,019,861        (14,793,121)
                                          -------------       -------------
Net increase (decrease) in
  net assets resulting
  from operations                            18,471,736        (21,310,655)
                                          -------------       -------------

DISTRIBUTIONS PAID FROM:
Net investment income                         (721,980)           (715,813)
                                          -------------       -------------
Net decrease in net assets
  resulting from distributions
  paid                                        (721,980)           (715,813)
                                          -------------       -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                   6,714,331           8,599,121
Reinvested distributions                        688,753             682,404
Shares redeemed                             (9,095,970)        (14,684,400)
                                          -------------       -------------
Net decrease in net assets
  resulting from capital
  share transactions                        (1,692,886)         (5,402,875)
                                          -------------       -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS      16,056,870        (27,429,343)

NET ASSETS:
Beginning of year                            62,497,141          89,926,484
                                          -------------       -------------
End of year                                 $78,554,011         $62,497,141
                                          =============       =============

TRANSACTIONS IN SHARES:
Shares sold                                     297,041             323,268
Reinvested distributions                         28,690              28,815
Shares redeemed                               (379,909)           (556,006)
                                          -------------       -------------
Net decrease                                   (54,178)           (203,923)
                                          =============       =============

See notes to financial statements.

EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                           YEAR ENDED           YEAR ENDED
                                        DECEMBER 31, 2003   DECEMBER 31, 2002
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                        $9,912,136          $9,809,444
Net realized gain (loss) on investments      15,757,929       (121,496,423)
Change in net unrealized appreciation
  on investments                            224,188,528       (174,077,875)
                                         --------------      --------------

Net increase (decrease) in net
  assets resulting from operations          249,858,593       (285,764,854)
                                         --------------      --------------

DISTRIBUTIONS PAID FROM:
Net investment income                       (9,912,155)         (9,809,468)
                                         --------------      --------------

Net decrease in net assets resulting
  from distributions paid                   (9,912,155)         (9,809,468)
                                         --------------      --------------


CAPITAL SHARE TRANSACTIONS:
Shares sold                                 146,407,373         230,665,636
Reinvested distributions                      9,349,576           9,363,128
Shares redeemed                           (197,612,660)       (253,551,528)
                                         --------------      --------------

Net decrease in net assets resulting
  from capital share transactions          (41,855,711)        (13,522,764)
                                         --------------      --------------


TOTAL INCREASE (DECREASE) IN NET ASSETS     198,090,727       (309,097,086)

NET ASSETS:
Beginning of year                           881,809,440       1,190,906,526
                                         --------------      --------------

End of year                              $1,079,900,167        $881,809,440
                                         ==============      ==============


TRANSACTIONS IN SHARES:
Shares sold                                   4,185,913           6,317,913
Reinvested distributions                        261,993             266,433
Shares redeemed                             (5,531,245)         (6,780,929)
                                         --------------      --------------
Net decrease                                (1,083,339)           (196,583)
                                         ==============      ==============

See notes to financial statements.

SELECT EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                           YEAR ENDED           YEAR ENDED
                                        DECEMBER 31, 2003   DECEMBER 31, 2002
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                          $438,015            $332,626
Net realized gain (loss) on investments       5,155,269         (8,960,936)
Change in net unrealized appreciation
  (depreciation) on investments              12,390,532         (7,112,863)
                                         --------------      --------------
Net increase (decrease) in net assets
  resulting from operations                  17,983,816        (15,741,173)
                                         --------------      --------------

DISTRIBUTIONS PAID FROM:
Net investment income                         (438,017)           (332,627)
                                         --------------      --------------
Net decrease in net assets resulting
  from distributions paid                     (438,017)           (332,627)
                                         --------------      --------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                  36,347,139          29,949,921
Reinvested distributions                        436,268             330,031
Shares redeemed                            (11,293,824)        (28,810,712)
                                         --------------      --------------
Net increase in net assets resulting
  from capital share transactions            25,489,583           1,469,240
                                         --------------      --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS      43,035,382        (14,604,560)

NET ASSETS:
Beginning of year                            37,985,435          52,589,995
                                         --------------      --------------
End of year                                 $81,020,817         $37,985,435
                                         ==============      ==============

TRANSACTIONS IN SHARES:
Shares sold                                   1,393,360           1,180,414
Reinvested distributions                         17,567              14,217
Shares redeemed                               (469,010)         (1,262,261)
                                         --------------      --------------
Net increase (decrease)                         941,917            (67,630)
                                         ==============      ==============

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
                                           YEAR ENDED           YEAR ENDED
                                        DECEMBER 31, 2003   DECEMBER 31, 2002
--------------------------------------------------------------------------------

OPERATIONS:
Net investment income                          $471,347            $297,909
Net realized gain (loss) on investments       2,290,919         (3,228,924)
Change in net unrealized appreciation
  (depreciation) on investments               7,556,855         (1,215,655)
                                         --------------      --------------
Net increase (decrease) in net assets
  resulting from operations                  10,319,121         (4,146,670)
                                         --------------      --------------

DISTRIBUTIONS PAID FROM:
Net investment income                         (508,016)           (297,931)
                                         --------------      --------------
Net decrease in net assets resulting
  from distributions paid                     (508,016)           (297,931)
                                         --------------      --------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                  26,873,765          13,943,094
Reinvested distributions                        485,747             293,833
Shares redeemed                             (9,933,469)        (11,661,258)
Redemption fees                                  71,936              71,319
                                         --------------      --------------
Net increase in net assets resulting
  from capital share transactions            17,497,979           2,646,988
                                         --------------      --------------

TOTAL INCREASE (DECREASE) IN NET ASSETS      27,309,084         (1,797,613)

NET ASSETS:
Beginning of year                            18,405,528          20,203,141
                                         --------------      --------------
End of year                                 $45,714,612         $18,405,528
                                         ==============      ==============

TRANSACTIONS IN SHARES:
Shares sold                                   1,315,281             723,735
Reinvested distributions                         26,504              14,648
Shares redeemed                               (507,269)           (615,288)
                                         --------------      --------------
Net increase                                    834,516             123,095
                                         ==============      ==============

See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                   2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF YEAR                                             $21.53         $28.94         $30.51         $33.69         $32.01

Income from investment operations:
  Net investment income                                           0.25           0.24           0.26           0.41           0.46
  Net realized and unrealized gain (loss)
     on investments                                               6.04         (7.41)         (1.07)           2.11           4.26
                                                              --------       --------       --------       --------       --------
  Total income (loss) from investment
     operations                                                   6.29         (7.17)         (0.81)           2.52           4.72
                                                              --------       --------       --------       --------       --------

Less distributions:
  From net investment income                                    (0.25)         (0.24)         (0.26)         (0.41)         (0.46)
  From net realized gain on investments                              -              -         (0.50)         (5.29)         (2.58)
                                                              --------       --------       --------       --------       --------
     Total distributions                                        (0.25)         (0.24)         (0.76)         (5.70)         (3.04)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR                                    $27.57         $21.53         $28.94         $30.51         $33.69
                                                              ========       ========       ========       ========       ========

TOTAL RETURN                                                    29.44%       (24.88)%        (2.63)%          8.32%         14.85%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                       $78,554        $62,497        $89,926       $147,887       $222,111
  Ratio of expenses to average net assets:
     Before expense reimbursement                                1.14%          1.10%          1.01%          0.96%          0.95%
     After expense reimbursement                                 0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income
     to average net assets:
     Before expense reimbursement                                0.70%          0.66%          0.64%          1.03%          1.16%
     After expense reimbursement                                 1.04%          0.96%          0.85%          1.19%          1.31%
  Portfolio turnover rate                                          99%            86%           106%           132%           137%


See notes to financial statements.

EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                   2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF YEAR                                             $32.07         $43.01         $43.66         $43.14         $38.63

Income from investment operations:
  Net investment income                                           0.37           0.36           0.36           0.48           0.51
 Net realized and unrealized gain (loss)
     on investments                                               8.82        (10.94)         (0.64)           2.87           5.75
                                                              --------       --------       --------       --------       --------
  Total income (loss) from investment
     operations                                                   9.19        (10.58)         (0.28)           3.35           6.26
                                                              --------       --------       --------       --------       --------

Less distributions:
  From net investment income                                    (0.37)         (0.36)         (0.37)         (0.48)         (0.51)
  From net realized gain on investments                              -              -              -         (2.35)         (1.24)
                                                              --------       --------       --------       --------       --------
     Total distributions                                        (0.37)         (0.36)         (0.37)         (2.83)         (1.75)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR                                    $40.89         $32.07         $43.01         $43.66         $43.14
                                                              ========       ========       ========       ========       ========

TOTAL RETURN                                                    28.83%       (24.66)%        (0.61)%          7.86%         16.28%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                    $1,079,900       $881,809     $1,190,907     $1,050,151       $959,527
 Ratio of expenses to average net assets:
     Before expense reimbursement                                0.87%          0.86%          0.86%          0.86%          0.87%
     After expense reimbursement                                 0.80%          0.80%          0.80%          0.80%          0.80%
  Ratio of net investment income
     to average net assets:
     Before expense reimbursement                                0.96%          0.90%          0.81%          1.07%          1.15%
     After expense reimbursement                                 1.03%          0.96%          0.87%          1.13%          1.22%
  Portfolio turnover rate                                          97%            85%            87%           116%           118%


See notes to financial statements.

SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                   2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF YEAR                                             $21.37         $28.50         $29.50         $27.91         $22.77

Income from investment operations:
  Net investment income                                           0.21           0.16           0.15           0.32           0.38
 Net realized and unrealized gain (loss)
     on investments                                               8.42         (7.13)         (0.62)           2.31           5.78
                                                              --------       --------       --------       --------       --------
     Total income (loss) from investment
        operations                                                8.63         (6.97)         (0.47)           2.63           6.16
                                                              --------       --------       --------       --------       --------

Less distributions:
  From net investment income                                    (0.21)         (0.16)         (0.16)         (0.32)         (0.39)
  From net realized gain on investments                              -              -         (0.37)         (0.72)         (0.63)
                                                              --------       --------       --------       --------       --------
     Total distributions                                        (0.21)         (0.16)         (0.53)         (1.04)         (1.02)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR                                    $29.79         $21.37         $28.50         $29.50         $27.91
                                                              ========       ========       ========       ========       ========

TOTAL RETURN                                                    40.68%       (24.53)%        (1.59)%          9.49%         27.17%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                       $81,021        $37,985        $52,590        $38,239        $23,821
 Ratio of expenses to average net assets:
     Before expense reimbursement                                1.22%          1.17%          1.19%          1.35%          1.53%
     After expense reimbursement                                 0.80%          0.80%          0.80%          0.80%          0.80%
 Ratio of net investment income
    to average net assets:
     Before expense reimbursement                                0.46%          0.27%          0.15%          0.69%          0.90%
     After expense reimbursement                                 0.88%          0.64%          0.54%          1.24%          1.63%
  Portfolio turnover rate                                         317%           358%           309%           400%           375%


See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                   2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE,
  BEGINNING OF YEAR                                             $17.45         $21.69         $24.19         $27.91         $24.32

Income from investment operations:
  Net investment income                                           0.39           0.29           0.18           0.38           0.45
  Net realized and unrealized gain (loss)
     on investments+                                              6.77         (4.24)         (2.35)         (1.69)           4.80
                                                              --------       --------       --------       --------       --------
    Total income (loss) from investment
        operations                                                7.16         (3.95)         (2.17)         (1.31)           5.25
                                                              --------       --------       --------       --------       --------

Less distributions:
  From net investment income                                    (0.41)         (0.29)         (0.20)         (0.37)         (0.44)
  From net realized gain on investments                              -              -         (0.10)         (2.04)         (1.22)
  From return of capital                                             -              -         (0.03)              -              -
                                                              --------       --------       --------       --------       --------
     Total distributions                                        (0.41)         (0.29)         (0.33)         (2.41)         (1.66)
                                                              --------       --------       --------       --------       --------

NET ASSET VALUE, END OF YEAR                                    $24.20         $17.45         $21.69         $24.19         $27.91
                                                              ========       ========       ========       ========       ========
TOTAL RETURN                                                    41.85%       (18.37)%        (8.95)%        (4.81)%         22.03%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                       $45,715        $18,406        $20,203        $33,409        $31,867
 Ratio of expenses to average net assets:
     Before expense reimbursement                                1.57%          1.66%          1.65%          1.51%          1.61%
     After expense reimbursement(1)                              0.80%          0.80%          0.95%          1.00%          1.00%
  Ratio of net investment income
     to average net assets:
     Before expense reimbursement                                1.12%          0.62%          0.02%          1.02%          1.10%
     After expense reimbursement                                 1.89%          1.48%          0.72%          1.53%          1.71%
  Portfolio turnover rate                                         218%           276%           267%           370%           245%


(1) Prior to September 1, 2001, the Adviser voluntarily reimbursed the Portfolio to the extent necessary to ensure that the Portfolio's operating expenses would not exceed 1.00% of its average net assets. Beginning September 1, 2001 and thereafter, the Adviser voluntarily increased the reimbursement paid to the Portfolio to the extent necessary to ensure that the Portfolio's operating expenses would not exceed 0.80% of its average net assets. As a result, the effective expense ratio after expense reimbursement for the year ended December 31, 2001 was 0.95%.

+ For 2003 and 2002, includes $0.05 and $0.07, respectively, in redemption fees (see notes to financial statements).

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2003

ORGANIZATION
ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the Discretionary Equity Portfolio, the Equity Portfolio, the Select Equity Portfolio and the Euro Select Equity Portfolio (the "Portfolios"), the first two of which are diversified portfolios and the last two of which are non-diversified portfolios. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on the U.S. or foreign securities exchange on which such securities are primarily traded, and with respect to equity securities traded on Nasdaq, such securities are valued using the Nasdaq Official Closing Price. However, securities traded on the U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

b) Foreign Currency Translations - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.

c) Federal Income and Excise Taxes - It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is recorded.

d) Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

e) Short-Term Investments - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.

f) Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) Redemption Fees - Effective January 7, 2002, the Euro Select Equity Portfolio is authorized to deduct a fee of 2.00% from the current value of shares redeemed within one month of purchase. The redemption fee is treated as additional paid-in-capital.

h) Other - Investment transactions are accounted for on the trade date. The Portfolios determine the gain or loss realized from the investment transactions by comparing the identified original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Any non-cash dividends are recognized as investment income at the fair value of the property received.

INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the year ended December 31, 2003, are summarized below:

--------------------------------------------------------------------------------
                  DISCRETIONARY                     SELECT      EURO SELECT
                      EQUITY         EQUITY         EQUITY         EQUITY
                    PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------
Purchases          $66,539,842    $899,843,066   $177,475,126   $69,164,724
Sales              $67,656,813    $914,980,834   $153,582,378   $52,806,536

There were no purchases or sales of U.S. government obligations.

FEDERAL INCOME TAX INFORMATION
At December 31, 2003, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                 DISCRETIONARY                    SELECT       EURO SELECT
                     EQUITY        EQUITY         EQUITY         EQUITY
                   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------

Cost of
  investments      $62,219,773   $862,234,411    $73,426,768    $40,378,477
                  ============   ============   ============   ============
Gross unrealized
   appreciation    $16,611,208   $226,158,565    $10,106,856     $7,456,841
Gross unrealized
  depreciation       (165,777)    (2,766,637)       (72,535)       (12,756)
                  ------------   ------------   ------------   ------------
Net unrealized
  appreciation on
  investments      $16,445,431   $223,391,928    $10,034,321     $7,444,085
                  ============   ============   ============   ============

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
                 DISCRETIONARY                    SELECT       EURO SELECT
                     EQUITY        EQUITY         EQUITY         EQUITY
                   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------

Accumulated
  capital and
  other losses    $(6,168,479) $(111,426,477)   $(5,484,641)   $(2,124,071)
Unrealized
  appreciation on
  investments       16,445,431    223,391,928     10,034,321      7,444,085
                  ------------   ------------   ------------   ------------
Total accumulated
  earnings         $10,276,952   $111,965,451    $ 4,549,680    $ 5,320,014
                  ============   ============   ============   ============

At December 31, 2003, the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios had accumulated capital loss carryforwards of $6,168,479, $111,426,477, $5,484,641 and $2,124,071, respectively, of which $0,
$60,689, $0 and $0, respectively, expire in the year 2009, $6,111,509, $103,260,287, $5,484,641 and $2,124,071, respectively, expire in 2010, and
$56,970, $8,105,501, $0 and $0, respectively, expire in 2011. To the extent that a Portfolio realizes future net capital gains, those gains will be offset by its unused capital loss carryforwards.

The Select Equity and Euro Select Equity Portfolios utilized $3,368,613 and $1,545,479, respectively, of their capital loss carryforwards during the year ended December 31, 2003.

The tax components of dividends paid during the years ended December 31, 2003 and 2002 were as follows:

--------------------------------------------------------------------------------
                          DISCRETIONARY
                              EQUITY                       EQUITY
                            PORTFOLIO                     PORTFOLIO
--------------------------------------------------------------------------------
                       2003           2002           2003           2002
--------------------------------------------------------------------------------

Ordinary income       $721,980       $715,813     $9,912,155     $9,809,468

--------------------------------------------------------------------------------
                              SELECT                     EURO SELECT
                              EQUITY                       EQUITY
                            PORTFOLIO                     PORTFOLIO
--------------------------------------------------------------------------------
                       2003           2002           2003           2002
--------------------------------------------------------------------------------

Ordinary income       $438,017       $332,627       $508,016       $297,931

For the year ended December 31, 2003, 100% of dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the Discretionary Equity, Equity and Select Equity Portfolios (unaudited).

For the year ended December 31, 2003, 100% of dividends paid from net investment income from each of the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios is designated as qualified dividend income (unaudited).

INVESTMENT ADVISORY AGREEMENT
The Portfolios each pay the Adviser an annual management fee of 0.80% of the Portfolio's average net assets. Pursuant to an expense cap agreement dated April 30, 1999, as amended on May 1, 2003, between the Adviser and the Portfolios, the Adviser agreed to waive its management fee and/or reimburse each Portfolio to the extent necessary to ensure that each Portfolios' expenses would not exceed 0.80% of its average net assets. The term of this expense cap agreement is 12 months. Since inception of the Portfolios, the Adviser has voluntarily reimbursed each Portfolio to the extent necessary to ensure that each Portfolio's operating expenses would not exceed the annual management fee.

REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS
AND SHAREHOLDERS OF ICAP FUNDS, INC.
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments by sector, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Discretionary Equity Portfolio, Equity Portfolio, Select Equity Portfolio and Euro Select Equity Portfolio (constituting the ICAP Funds, Inc. hereafter referred to as the "Funds") at December 31, 2003, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
January 30, 2004

DIRECTORS AND OFFICERS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                       Portfolios     Other
                                                Term of Office     Principal                           in Complex     Directorships
                               Position(s)      and Length of      Occupation(s)                       Overseen       Held
  Name, Address, and Age       Held with Fund   Time Served        During Past 5 Years                 by Director    by Director
------------------------------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS:
------------------------------------------------------------------------------------------------------------------------------------
  Dr. James A. Gentry          Director         Indefinite term;   Professor Emeritus of                   4          None
  The University of Illinois                    Served as          Finance and University
  140A Wohlers Hall                             Director since     Distinguished Teacher Scholar,
  1206 South 6th Street                         December 1994      College of Business at the
  Champaign, Illinois 61820                                        University of Illinois, Urbana-
  Age: 73                                                          Champaign
------------------------------------------------------------------------------------------------------------------------------------
  Joseph Andrew Hays           Director         Indefinite term;   Principal in the consulting             4          None
  Tribune Tower                                 Served as          firm, The Hays Group,
  435 North Michigan Avenue                     Director since     Chicago - Consultants to
  Suite 2600                                    July 1995          Management since January 1996;
  Chicago, Illinois 60611                                          Vice President for Corporate Re-
  Age: 73                                                          lations, Tribune Company from
                                                                   April 1983 to December 1995
------------------------------------------------------------------------------------------------------------------------------------
  Harold W. Nations            Director         Indefinite term;   Principal with Twin Crescents           4          None
  3330 Dundee Road                              Served as          Realty LLC, a real estate invest-
  Suite C3                                      Director since     ment advisory firm, since June
  Northbrook, IL 60062                          December 1994      2002. Partner with the law firm
  Age: 49                                                          of McDermott, Will & Emery
                                                                   from June 2000 to June 2002;
                                                                   Partner with the law firm of
                                                                   Holleb & Coff from September
                                                                   1997 to May 2000
------------------------------------------------------------------------------------------------------------------------------------
  INTERESTED DIRECTORS*:
------------------------------------------------------------------------------------------------------------------------------------
  Robert H. Lyon               President        Indefinite term;   President, Chief Investment             4          None
  225 West Wacker Drive        and              Served as          Officer and Director of
  Suite 2400                   Director         President and      Institutional Capital
  Chicago, Illinois 60606                       Director since     Corporation (the "Adviser")
  Age: 53                                       December 1994
------------------------------------------------------------------------------------------------------------------------------------
  Pamela H. Conroy             Vice             Indefinite term;   Senior Vice President                   4          None
  225 West Wacker Drive        President,       Served as Vice     and Director of the Adviser
  Suite 2400                   Treasurer        President,
  Chicago, Illinois 60606      and              Treasurer and
  Age: 42                      Director         Director since
                                                December 1994
------------------------------------------------------------------------------------------------------------------------------------
  OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
  Donald D. Niemann+           Vice             Served as Vice     Executive Vice President               N/A         N/A
  225 West Wacker Drive        President        President and      and Director of the Adviser
  Suite 2400                   and              Secretary since
  Chicago, Illinois 60606      Secretary        December 1994
  Age: 60                                       and as Director
                                                from July 1995
                                                to June 2002
------------------------------------------------------------------------------------------------------------------------------------

* Each of the Interested Directors serves as a director and officer of the Adviser.
+    Retired effective December 31, 2003.

Additional information about the Portfolios' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling (888) 221-ICAP (4227).

INVESTMENT ADVISER

Institutional Capital Corporation
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606-1229
www.icapfunds.com


CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106


DIVIDEND - DISBURSING
AND TRANSFER AGENT

UMB Fund Services, Inc.
P.O. Box 2160
Milwaukee, Wisconsin 53201-2160

ADMINISTRATOR AND FUND ACCOUNTANT

UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233-2301


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202-9845


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

This Annual Report is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

[LOGO]                        ICAP Funds
ICAP                          225 West Wacker Drive, Suite 2400
Institutional Capital/R       Chicago, IL 60606-1229
                              (888) 221-ICAP (4227)
                              www.icapfunds.com
ICAP HAS ADOPTED PROXY VOTING POLICIES AND PROCEDURES UNDER WHICH THE PORTFOLIOS HAVE DELEGATED TO THE ADVISER THE POWER TO VOTE PROXIES RELATING TO SECURITIES HELD BY THE PORTFOLIOS. A DESCRIPTION OF ICAP'S PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 1-888-221-ICAP (4227). ALTERNATIVELY, THIS INFORMATION WILL BE MADE AVAILABLE AFTER APRIL 29, 2004 ON THE EDGAR DATABASE ON THE SEC'S WEB SITE LOCATED AT WWW.SEC.GOV.

IN ADDITION, EACH PORTFOLIO'S COMPLETE PROXY VOTING RECORD FOR THE 12 MONTHS ENDING JUNE 30, 2004 WILL BE AVAILABLE AFTER AUGUST 31, 2004 WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE 1-888-221-ICAP (4227). ALTERNATIVELY, THIS INFORMATION WILL BE AVAILABLE AFTER AUGUST 31, 2004 ON THE EDGAR DATABASE ON THE SEC'S WEB SITE LOCATED AT WWW.SEC.GOV.

C/COPYRIGHT 2004 INSTITUTIONAL CAPITAL CORPORATION                  99-0204-24M
                                                                     IC-408-0204

Item 2 - Code of Ethics

(a) As of the end of the period covered by this report, the Registrant has adopted a "code of ethics" that applies to the Registrant's principal executive officer and senior financial officers, or persons performing similar functions. For this purpose, the term "code of ethics" is defined in
    Item 2(b) of the Form N-CSR.

(b) [Reserved]

(c) During the period covered by this report, there were not any amendments to the provisions of the code of ethics described in 2(a) above.

(d) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics described in 2(a) above.

(e) [Reserved]

(f) A copy of the code of ethics described in 2(a) above is filed as an exhibit hereto.

Item 3 - Audit Committee Financial Expert


(a) The Registrant's board of directors has determined that Dr. James A. Gentry, a member of the board and the chairman of the audit committee, is an "audit committee financial expert" and "independent," as those terms are defined in
    Item 3(b) and 3(a)(2), respectively, of the Form N-CSR.

(b) [Reserved]

(c) [Reserved]

(d) [Reserved]


Item 4 - Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for professional services rendered by the Registrant's principal accountant for (1) the audit of the Registrant's annual financial statements, and (2) services that are normally provided by the accountant in connection with statutory and regulatory filings, for each of the fiscal years ended December 31, 2002 and December 31, 2003 were $55,600 and $59,000, respectively.

(b) Audit-Related Fees. No fees were billed by the Registrant's principal accountant in fiscal 2002 or fiscal 2003 for assurance and related services that are reasonably related to the performance of the audit of the Registrant's financial statements.

(c) Tax Fees. The aggregate fees billed for professional services rendered by the Registrant's principal accountant for tax compliance, tax advice and tax planning for each of the fiscal years ended December 31, 2002 and December 31, 2003 were $16,800 and $17,600, respectively. The services provided were comprised of a review of the Registrant's federal and state income tax returns and providing assistance to the Registrant in the determination of its excise tax distribution requirements.

(d) All Other Fees. No fees were billed by the Registrant's principal accountant in fiscal 2002 or fiscal 2003 for services other than the services reported in Item 4(a) - 4(c) above.

(e) The Registrant's audit committee has adopted a pre-approval policy relating to audit and non-audit services to be provided by the Registrant's principal accountant. Under this policy, the engagement terms and fees of the Registrant's annual audit must be specifically pre-approved by the audit committee. Other audit services, like review of SEC registration statements and filings, have already received the general pre-approval of the committee in accordance with its pre-approval policy. Likewise, certain enumerated audit-related and tax services have already received the general pre-approval of the audit committee under its pre-approval policy. Services that have not already been approved by the audit committee pursuant to its pre-approval policy must be specifically pre-approved by the committee before the service can be rendered. With respect to services that have already received the general approval of the audit committee in accordance with its pre-approval policy, the committee will be informed on a quarterly basis of any such services rendered by the Registrant's principal accountant. Regardless of whether a service must be specifically pre-approved or if it has already received the general approval of the audit committee pursuant to its pre-approval policy, the audit committee is required to consider whether such service is consistent with the SEC's rules on auditor independence in connection with its decision to pre-approve a service.

    During 2003, all of the non-audit services provided by the Registrant's principal accountant to the Registrant were pre-approved by the audit committee. Accordingly, the committee did not rely on the de minimis exception described in Rule 2-01(c)(7)(i)(C) of Regulation S-X, which waives the pre-approval requirements for non-audit services if certain conditions are satisfied.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant for each of the fiscal years ended December 31, 2002 and December 31, 2003 were $16,800 and $17,600, respectively, as disclosed in Item 4(c) above. The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant's investments adviser for each of the fiscal years ended December 31, 2002 and December 31, 2003 were $13,500 and $23,200, respectively, consisting of tax services relating to the review of the adviser's federal and state tax returns.

(h) Not applicable.


Item 5 - Audit Committee of Listed Registrants

Not applicable.

Item 6 - [Reserved]


Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.


Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.


Item 9 - Submission of Matters to a Vote of Security Holders

The Registrant does not currently have procedures by which shareholders may recommend nominees to the Registrant's board of directors.


Item 10 - Controls and Procedures

(a) Based on an evaluation of the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Registrant's principal executive officer and principal financial officer concluded that the Registrant's Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 11 - Exhibits

(a)(1) Code of Ethics

(a)(2) Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable

(b) Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ICAP Funds, Inc.

By:      /s/ Pamela H. Conroy
         ---------------------
         Pamela H. Conroy
         Vice President and Treasurer

Date:    February 27, 2004
         ---------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ Robert H. Lyon
         ---------------------
         Robert H. Lyon
         President (Principal Executive Officer)

Date:    February 27, 2004
         ---------------------

By:      /s/ Pamela H. Conroy
         ---------------------
         Pamela H. Conroy
         Vice President and Treasurer (Principal Financial Officer)

Date:    February 27, 2004
         ---------------------